      As filed with the Securities and Exchange Commission February 6, 1997

                                                     File No. 333-01551

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /  X  /
                                                                -----

     Pre-Effective Amendment No.                               /     /
                                -------                         -----

     Post-Effective Amendment No.    1                          /  X  /
                                  -------                        -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /  X  /
                                                                 -----

     Amendment No.   3                                           /  X  /
                   -----                                          -----

                        HARTFORD SMALL COMPANY FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut  06104-2999
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number including Area Code:  (203) 547-5000

                         C. Michael O'Halloran, Esquire
                P.O. Box 2999, Hartford, Connecticut  06104-2999
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering
Upon this Registration Statement being declared effective.

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b) of Rule 485
     ------

        X   on February 10, 1997 pursuant to paragraph (b) of Rule 485
     ------

            60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ------
            on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
     ------
            75 days after filing pursuant to paragraph (a)(2) of Rule 485
     ------
            on                  pursuant to paragraph (a)(2) of Rule 485
     ------    ----------------


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of its Common Stock.

The Rule 24f-2 Notice for the Registrant's most recent fiscal year will be filed by February 28, 1997.

The purpose of this post-effective amendment is to (i) include a per share table for the Hartford Small Company Fund, Inc.; and (ii) include certain financial statements as part of the Statement of Additional Information in Part B of this Registration Statement. Parts A and B of the Registration Statement, which are amended hereby, are incorporated by reference herein.

                        HARTFORD SMALL COMPANY FUND, INC.

                              Report for the period
                   August 9, 1996 (Commencement of Operations)
                                       to
                                December 31, 1996

                       SUPPLEMENT, DATED FEBRUARY 10, 1997
                       TO THE PROSPECTUS DATED MAY 1, 1996
                       AS REVISED EFFECTIVE AUGUST 9, 1996


Hartford Advisers Fund, Inc.
Hartford Bond Fund, Inc.
Hartford Capital Appreciation Fund, Inc.
Hartford Dividend and Growth Fund, Inc.
Hartford Index Fund, Inc.
Hartford International Advisers Fund, Inc.
Hartford International Opportunities Fund, Inc.

Hartford Money Market Fund, Inc.
Hartford Mortgage Securities Fund, Inc.
Hartford Small Company Fund, Inc.
Hartford Stock Fund, Inc.
Hartford U.S. Government Money Market Fund, Inc.
HVA Money Market Fund, Inc.


Effective February 10, 1997 the prospectus dated May 1, 1996 as revised effective August 9, 1996 is amended by including as part thereof the following unaudited selected per share data and ratio information for Hartford Small Company Fund for the period ended December 31, 1996. This information should be read in conjunction with the financial statements and related notes for the Funds included in the Statement of Additional Information dated May 1, 1996 as revised effective August 9, 1996, as supplemented through February 10, 1997.


HARTFORD SMALL COMPANY FUND, INC.
SELECTED PER SHARE DATA AND RATIOS (unaudited)

Selected data for a share of Capital Stock outstanding throughout the period:


                                                          YEAR ENDED 1996(a)

 Net asset value at beginning of period                        $1.00
 Net investment income                                           .002
 Net realized and unrealized gains (losses) on investments       .07
                                                              ----------
 Total from investment operations                                .07

 Dividends from net investment income                           [.002]
 Distribution from net realized gains on securities                0
 Return of capital                                                 0
                                                              ----------
       Total from distributions                                 [.002]
                                                              ----------
 Net increase (decrease) in net assets                           .07
 Net asset value at end of period                               1.07
                                                              ----------
                                                              ----------
       Total return                                             7.15%

 Net Assets (in thousands)                                   $ 42,802
 Ratio of operating expenses to average net assets               .72%(b)
 Ratio of net investment income to average net assets            .31%
 Portfolio turnover rate                                       31.77%
 Average commission rate paid ($)                               $.02978


(a) The Fund was declared effective by the Securities and Exchange Commission on August 9, 1996.
(b) Without the Manager's voluntary waiver of certain of its expenses during the period, the Fund's ratio of expenses to average net assets would have been .88% (annualized).

                        HARTFORD SMALL COMPANY FUND, INC.

                       Financial Statements for the period
                   August 9, 1996 (Commencement of Operations)
                                       to
                                December 31, 1996

                            SCHEDULE OF INVESTMENTS

HARTFORD SMALL COMPANY FUND                                DECEMBER 31, 1996

Shares or Principal Amount                                     Market Value

COMMON STOCKS                    88.05%

AEROSPACE AND DEFENSE             1.06%
    14,100    Gulfstream Aerospace Corp.                          $341,925
     5,000    Rohr Inc.                                           $113,125
                                                                  $455,050

BUSINESS SERVICES                 2.40%
    44,100    Borg-Warner Security                                $474,075
     3,000    Lason Inc.                                          $ 61,500
    16,800    Prepaid Legal Services                              $306,600
    13,500    Western Wireless Corp. Class A                      $187,313
                                                                $1,029,488

COMMUNICATIONS EQUIPMENT          5.17%
     4,200    Etec Systems Inc.                                   $160,650
    23,600    Gilat Satellite Network                             $581,150
    16,600    Natural Microsystems Corp.                          $522,900
    14,400    Oak Industries Inc.                                 $331,200
    22,100    Scitex Corp.                                        $209,950
     9,600    Videoserver Inc.                                    $408,000
                                                                $2,213,850

COMPUTERS & OFFICE EQUIPMENT      1.11%
    40,000    Diamond Multimedia Systems                          $475,000
                                                                  $475,000

CONSUMER DURABLES                 1.01%
    15,200    First Brands Corp.                                  $431,300
                                                                  $431,300

CONSUMER NON-DURABLES             0.14%
     4,900    Vans Inc.                                            $61,250
                                                                   $61,250

CONSUMER SERVICES                 2.90%
    22,600    Golden Bear Golf Inc.                               $254,250
    43,600    Iwerks Entertainment Inc.                           $218,000
     3,200    PJ America Inc.                                      $57,600
     4,700    Planet Hollywood International Inc                   $92,825
    25,800    Prime Hospitality Corp.                             $416,025
    44,600    Rally's Hamburgers Inc.                             $203,488
                                                                $1,242,188

ELECTRONICS                       5.43%
    15,100    Actel Corp.                                         $358,625
    18,400    Cinductus Inc.                                      $119,600
    25,800    Dallas Semiconductor                                $593,392
    25,000    Gemstar International Group LTD                     $437,500
    87,300    Intelligent Electronics                             $698,400
     6,900    Puma Technology Inc.                                $119,025
                                                                $2,326,542

ENERGY AND SERVICES               1.18%
    12,900    Falcon Drilling Co.                                 $506,325
                                                                  $506,325

FINANCIAL SERVICES                9.82%
     8,700    Bancorp Hawaii Inc.                                 $365,400
       992    Conseco Inc.                                        $63,248
    12,500    Frontier Insurance Group                            $478,125
    16,900    Imperial Bancorp                                    $386,588
    29,000    Imperial Credit Industries                          $609,000
    12,500    Legg Mason Inc.                                     $481,250
     9,300    MMI Companies Inc.                                  $299,925
    12,600    Reinsurance Group Of America                        $593,775
    20,000    Resource Bancshares                                 $285,000
    29,300    Westcorp Inc.                                       $640,938
                                                                $4,203,249

FOOD, BEVERAGE AND TOBACCO        1.07%
    12,600    Robert Mondavi Corp. Class B                        $459,900
                                                                  $459,900

HEALTH CARE                      18.70%
    16,800    Alliance Pharmaceuticlas Corp.                      $228,900
    27,700    Amylin Pharmaceuticals Inc.                         $360,100
    19,400    Apria Healthcare                                    $363,750
    11,800    Bergen Brunswig Corp. Class A                       $336,300
    12,600    FHP International                                   $467,775
    17,000    Genesis Health Ventures Inc.                        $529,125
    21,900    Haemonetics                                         $413,363
    15,200    IDX Systems Corp.                                   $435,100
    10,600    Isomedix Inc.                                       $137,800
    33,900    Kinetic Concepts Inc.                               $415,275
    16,800    Ligand Pharmaceuticals Class B                      $249,900
    13,600    Liposome Co., Inc.                                  $260,100
    23,500    Magainin Pharmaceuticals Inc.                       $226,188
    24,000    Magellan Health Services Inc.                       $537,000
    18,300    Mckesson                                          $1,024,800
    22,100    Medpartners                                         $464,100
    39,400    NABI Inc.                                           $344,750
    20,900    Physio-Control International Corp.                  $470,250
    23,500    Vencor Inc.                                         $743,188
                                                                $8,007,764

INDUSTRIAL MATERIALS              2.18%
    21,500    Noble Drilling Corp.                                $427,313
    20,000    Tetra Technologies                                  $505,000
                                                                  $932,313

MANUFACTURING                     4.21%
    15,000    Fore Systems Inc.                                   $493,125
     9,800    Memtec LTD ADR                                      $322,175
    12,100    NN Ball & Roller Inc.                               $184,525
    34,500    Tyco Toys Inc.                                      $405,375
    10,600    UCAR International Inc.                             $398,825
                                                                $1,804,025

MEDIA AND SERVICES                6.20%
    29,900    American Telecasting                                $171,925
    17,730    HSN                                                 $421,088
    15,500    International Cabletel Inc.                         $391,375
    19,300    Macromedia Inc.                                     $347,400
     1,700    Metro Networks Inc.                                  $42,925
    30,500    Pegasus Communications Corp.                        $419,375
    25,400    Peoples Choice TV Corp.                             $155,575
    32,500    Playboy Enterprises Class B                         $316,875
    62,300    Valuevision International Inc. Class A              $334,863
     2,400    West Teleservices Corp.                              $54,600
                                                                $2,656,001

REAL ESTATE                       0.75%
    20,200    Castle & Cooke Inc.                                 $320,675
                                                                  $320,675

RETAIL                            8.22%
    13,900    Bed & Bath Beyond Inc.                              $337,075
    12,900    Brinker International Inc.                          $206,400
    18,500    Ethan Allen Inc.                                    $712,250
    21,200    Gymboree Corp.                                      $484,950
     9,700    Mercantile Stores Inc.                              $478,938
    14,000    Saks Holding Inc.                                   $378,000
    69,000    Sports And Recreation                               $534,750
    29,700    Urban Outfitters Inc.                               $386,100
                                                                $3,518,463

SOFTWARE & SERVICES              11.38%
    13,000    Affiliated Computer Services Class A                $386,750
     5,100    Aurum Software Inc.                                 $117,938
     3,500    BA Merchant Services Inc. Class A                    $62,563
    12,500    Bisys Group Inc.                                    $463,281
    18,650    Boole & Babbage Inc.                                $466,250
    12,200    Caere Corp.                                         $140,300
     6,700    Cybermedia Inc.                                     $105,525
     4,500    Desktop Data Inc.                                    $86,625
    18,000    DST Systems Inc.                                    $564,750
    24,100    IKOS Systems Inc.                                   $482,000
     3,200    Information Management Resources                     $67,600
    11,600    Kronos Inc.                                         $371,200
    22,300    Mercury Interactive Corp.                           $289,900
    29,800    Premenos Technology Corp.                           $257,025
    11,137    Sterling Commerce                                   $392,579
    19,500    Sterling Software Inc.                              $616,688
                                                                $4,870,974

TRANSPORTATION                    2.84%
    23,500    Air Express International                           $757,875
    19,400    Swift Transportation                                $455,900
                                                                $1,213,775

UTILITIES                         2.26%
    21,100    Mcleod Inc. Class A                                 $538,050
   134,600    Peoples Telephone Co., Inc.                         $429,038
                                                                  $967,088

TOTAL COMMON STOCKS (cost $37,333,972)                         $37,695,220

PREFERRED STOCKS                  0.61%

CONSUMER SERVICES                 0.61%
     9,600    AMC Entertainment                                   $259,200
                                                                  $259,200

TOTAL PREFERRED STOCKS (cost $314,555)                            $259,200

REPURCHASE AGREEMENT             10.35%

S/T SECURITY                     10.35%
 1,470,000    U.S. Govt Repo                                    $1,470,000
              6.75 1/2/97
 2,959,000    U.S. Govt Repo                                    $2,959,000
              6.77 1/2/97
                                                                $4,429,000

TOTAL REPURCHASE AGREEMENT (cost $4,429,000)                    $4,429,000

TOTAL INVESTMENTS                99.00%                        $42,383,420

TOTAL LIABILITIES, LESS CASH
AND OTHER LIABILITIES             1.00%                           $428,501


NET ASSETS                      100.00%                        $42,811,921

                             HARTFORD SMALL COMPANY FUND
              STATEMENT OF ASSETS, LIABILITIES, AND SHAREHOLDER'S EQUITY
                                     (UNAUDITED)

                                                   As of December 31, 1996
                                                   -----------------------
ASSETS
    Investment at value                                    $42,383,421
    Cash                                                           439
    Foreign Currency                                                 0
    Receivables
         Investment sold                                             0
         Fund share sold                                       564,446
         Dividend                                                9,753
         Interest                                                  832
         Variation margin                                            0
         Foreign currency contracts                                  0
    Other Assets                                                     0
                                                            ----------
TOTAL ASSETS                                                42,958,890

LIABILITIES
    Payable
         Investment purchased                                  135,951
         Fund shares redeemed                                        0
         Management fee                                              0
         Custodian                                              10,420
         Transfer agent                                              0
         Administrative service fees                                17
         Dividends                                                  (0)
    Accrued expenses                                               581
    Foreign currency contracts                                       0
    Other liabilities                                                0
                                                            ----------
TOTAL LIABILITIES                                              146,969
                                                            ----------

NET ASSETS                                                 $42,811,921
SHARES OUTSTANDING                                          40,042,487
NET ASSET VALUE PER SHARE                                        $1.07

NET ASSETS CONSIST OF:
    Shares paid in capital                                  42,316,556
    Accumulated undistributed net investment income                156
    Accumulated undistributed net realized gains (losses)      189,315
    Unrealized appreciation/(depreciation) of investments      305,894
                                                            ----------
Total Net Assets                                           $42,811,921

CAPITAL SHARES
    Authorized                      Unlimited
    Outstanding                     $.01 Par Value          40,042,487

NAV PER SHARE                                                    $1.07

                             HARTFORD SMALL COMPANY FUND
                               STATEMENT OF OPERATIONS
                                     (UNAUDITED)

                                                   As of December 31, 1996
                                                   -----------------------
INVESTMENT INCOME
    INCOME:
         Dividends (net of foreign tax withheld)               $26,636
         Interest                                               66,493
                                                            ----------
    TOTAL INCOME                                                93,118

    EXPENSES:
         Investment advisory fee                                43,473
         Administrative service fee                             13,232
         Custodian expenses                                     10,420
         Accounting services                                       417
         Professional fees                                          71
         Registration fees                                         225
         Board of Directors fees                                    45
         Audit fees                                                 69
         Legal fees                                                 43
         Reports to shareholders                                   238
         Other expenses                                             81
                                                            ----------

    TOTAL EXPENSES (BEFORE WAIVERS, REIMBURSEMENTS & OFFSETS)   68,313
         Expense Waivers, Reimbursements, Offsets              (11,952)
                                                            ----------

    TOTAL EXPENSES, NET                                         56,361

NET INVESTMENT INCOME/(LOSS)                                    36,757

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
    Net realized gain/(loss) on investments                    189,315
    Change in unrealized appreciation or
            depreciation of investments                        305,894
                                                            ----------

NET GAIN/(LOSS) ON INVESTMENTS                                 495,210

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
           FROM OPERATIONS                                     531,966

                             HARTFORD SMALL COMPANY FUND
                          STATEMENT OF CHANGES IN NET ASSETS
                                     (UNAUDITED)

                                                   As of December 31, 1996
                                                   -----------------------

OPERATIONS:
    Net investment income (loss)                               $36,757
    Net realized gain/(loss) from investment
         transactions and foreign currency                     189,315
    Change in unrealized net appreciation/
         (depreciation) of investments                         305,894
                                                            ----------
Net increase/(decrease) in net assets resulting
    from operations                                            531,966

DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income                                      (36,601)
    Net realized gain/(loss) from investment transactions            0
                                                            ----------
Net increase/(decrease) from distributions                     (36,601)

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                            42,814,882
    Reinvested dividends and distributions                      29,636
    Cost of shares repurchased                                (527,962)
                                                            ----------
Net increase/(decrease) from capital share transactions     42,316,556
Net increase/(decrease) in net assets                       42,811,921

NET ASSETS:
    Beginning of period                                              0
    End of period                                           42,811,921
                                                            ----------

CAPITAL SHARE TRANSACTIONS:
    Shares outstanding beginning of period                           0
    Shares sold                                             40,509,778
    Reinvested distributions                                    27,965
                                                            ----------
    Total Shares Added                                      40,537,743
    Shares repurchased                                        (495,256)
                                                            ----------
    Net increase/(decrease)                                 40,042,487
                                                            ----------
    Shares outstanding end of period                        40,042,487
                                                            ----------
                                                            ----------

Hartford Small Company Fund Inc.
Notes to Financial Statements
December 31, 1996

     1.  ORGANIZATION:

     Hartford Small Company Fund Inc. (the Fund) is organized under the laws of the State of Maryland and registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-ended management investment company.

     Fund shares are made available to serve as the underlying investment media of the variable annuity, variable life insurance and group pension contracts issued by the affiliated life insurance company Separate Accounts of the ITT Hartford Life Insurance Companies (Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company). The Fund's objectives are as follows:

     Hartford Small Company Fund, Inc. Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.

     2.  SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

     b) SECURITY VALUATION - Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. In Hartford Small Company Fund, Inc., short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

     Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by a person designated by the Fund's Board of Directors.

     c) FOREIGN CURRENCY TRANSACTIONS - The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

     d) REPURCHASE TRANSACTIONS - A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

     e) JOINT TRADING ACCOUNT - Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management Company (HIMCO), or Wellington Management Company.
      These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

     f) FUTURES, OPTIONS ON FUTURES AND OPTIONS ACCOUNTING PRINCIPLES - The Fund enters into futures contracts to retain their cash balance and yet be exposed to the market thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders
     the investment return of a fully invested portfolio.   A futures
     contract is an agreement between two parties to buy and sell a security for a set price on a future date. When the fund enters into such contracts, it is required to deposit with the custodian an amount of "initial margin" of cash or U.S. Treasury bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price or, in the absence of a last sale price, the last offering price or, in the absence of either of these prices, fair value is determined according to procedures established by the Fund's Board of Directors.

     At any time prior to expiration of the futures contract, the Fund may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

     The premium paid by the Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets as an investment and subsequently "marked to market" to reflect the current market value of the option purchased as of the end of the reporting period. If an option which the Fund has purchased expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

     g) FEDERAL INCOME TAXES - For Federal income tax purposes, the Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income to its shareholders or otherwise complying with the requirements for regulated investment companies. Accordingly, no provision for Federal income taxes has been made.

     h) FUND SHARE VALUATION AND DIVIDEND DISTRIBUTIONS TO SHAREHOLDERS - Orders for the Fund's shares are executed in accordance with the investment instructions of the contract owners. Dividend income is accrued as of the ex-dividend date. Interest income and expenses are accrued on a daily basis. The net asset value of the Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). Orders for the purchase of the Funds' shares received prior to the close of the Exchange on any day on which the fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the per-share net asset value next determined.

     Dividends are declared by the Fund's Board of Directors based upon the investment performance of the Fund. The policy with respect to the Hartford Small Company Fund Inc. is to distribute dividends from net investment income monthly and distribute realized capital gains, if any, annually.

     j) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

     3.  EXPENSES:

     a) INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS - HIMCO, a wholly-owned subsidiary of Hartford Life Insurance Company (HL) provides investment management and supervision for Hartford Small Company Fund Inc. pursuant to an Investment Management Agreement, which was approved by each Fund's Board of Directors and shareholders.

     The schedule below reflects the rates of compensation paid to HIMCO for services rendered:

                          HARTFORD SMALL COMPANY FUND, INC.

                 AVERAGE DAILY NET ASSETS            ANNUAL FEE
                  On first $250 million                .575%
                  On next $250 million                 .525%
                  On next $500 million                 .475%
                  Over $1 billion                      .425%

     Wellington Management Company (Wellington), under a Sub-Investment Advisory Agreement with HIMCO, furnishes an investment program to HIMCO, for utilization by HIMCO in rendering services to the Hartford Small Company Fund. Wellington determines the purchase and sale of portfolio securities and places such orders for execution, in the name of the Fund. In conjunction with such activities, Wellington regularly furnishes reports to the Fund's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

     b) ADMINISTRATIVE SERVICES AGREEMENT - Under the Administrative Services Agreement between HL and each of the Funds, HL provides administrative services to the Funds and receives monthly compensation at the annual rate of .175% of each Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, shareholder accounting, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HL or any other related company.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a) Financial statements: Incorporated by reference to Parts A and B of this Post-Effective Amendment to the Registration Statement.


          (b)  Exhibits:
               (1)    Articles of Incorporation(a)
               (2)    By-Laws(a)
               (3)    Not Applicable
               (4)    Share Certificate(c)
               (5)    Form of Investment Management Agreement(a)
               (5.1)  Form of Investment Sub-Advisory Agreement(a)
               (6)    Not Applicable
               (7)    Not Applicable
               (8)    Form of Custodian Agreement(a)
               (8.1)  Custodian Agreement with State Street Bank and
                      Trust Company
               (9)    Form of Administrative Services Agreement(a)
               (9.1)  Form of Share Purchase Agreement(a)
               (10)   Opinion and Consent of Counsel(b)
               (11)   Consent of Independent Public Accountants(c)
               (12)   1996 Annual Report to Shareholders' Financial
                      Statements(c)
               (13)   Not Applicable
               (14)   Not Applicable
               (15)   Not Applicable
               (16)   Schedule of Computation for Performance Quotations(c)
               (17)   Not Applicable
               (18)   Not Applicable
               (19)   Powers of Attorney(a)
               (27)   Financial Data Schedule


---------------


(a) Previously filed as exhibit to Registrant's Initial Registration Statement filed on March 7, 1996.

(b)  Filed with Registrant's Rule 24f-2 Notice.

(c)  To be filed by Amendment.

Items 25 through 29 and Item 31 are incorporated by reference to Part C of Registrant's Registration Statement.

Item 30.  LOCATION OF ACCOUNTS & RECORDS

          The Hartford Life Insurance Company
          P.O. Box 2999
          Hartford, CT 06104-2999

          AND


          State Street Bank and Trust Company
          225 Franklin Street
          Boston, MA 02110


Item 32.  UNDERTAKING

          The Registrant undertakes to furnish to each person to whom a prospectus has been delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut on the 5th day of February, 1997.

HARTFORD SMALL COMPANY FUND, INC.


By:               *
   ------------------------------------
          Joseph H. Gareau
          Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                     TITLE                         DATE
---------                     -----                         ----

         *                    President                     February 5, 1997
--------- ----------          (Chief Executive Officer
Joseph H. Gareau               & Director)


         *                    Controller                    February  5, 1997
--------- ----------          (Chief Accounting Officer)
George R. Jay


         *                    Vice President & Treasurer    February 5, 1997
--------- ----------          (Chief Financial Officer)
J. Richard Garrett


         *                    Director                      February 5, 1997
--------- ----------
Joseph A. Biernat


         *                    Director                      February 5, 1997
--------- ----------
Winifred E. Coleman


         *                    Director                      February 5, 1997
--------- ----------
William A. O'Neill

         *                    Director                      February 5, 1997
--------- ----------
Millard H. Pryor, Jr.


         *                    Director                      February 5, 1997
--------- -----------
Lowndes A. Smith


         *                    Director                      February 5, 1997
--------- -----------
John K. Springer


/s/ Kevin J. Carr                                           February 5, 1997
---------------------
* By Kevin J. Carr
     Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit No.                                                             Page No.
-----------                                                             --------

     8.1       Custodian Agreement with State Street
               Bank and Trust Company

     27        Financial Data Schedule